Related Party Transactions - Schedule of Related Party Payables (Details) (10-Q) (Parenthetical) - USD ($)					1 Months Ended	3 Months Ended			9 Months Ended			12 Months Ended
		Jul. 23, 2019	Aug. 31, 2018	Aug. 17, 2018	Feb. 12, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2019		Dec. 31, 2018	Mar. 31, 2020		Mar. 31, 2019
Proceeds from related parties					$ 1,070,000				$ 2,164,500		$ 1,480,777	$ 4,484,979		$ 1,905,777
Repayments for related party debt									1,754,500		996,169	2,192,160		1,367,168
Settlement of debt						$ 443,907			1,725,384		19,387	2,018,791		19,387
Short-term promissory note advance funds						668,608	[1]		668,608	[1]		1,526,427	[2]	440,489	[1]
Convertible promissory note	[3]					903,285			903,285
Proceeds from convertible debt									140,000			140,000
Cash												900,000
Debt instrument, convertible, beneficial conversion feature												1,000,000
Debt discount, unamortized												2,600,000
Amortization of debt discount									2,916,917		$ 161,154	6,152,329		1,052,523
Accounts payable related party						75,000	[4]		75,000	[4]		55,000	[5]		[4]
Mac Accounting Group, LLP [Member] | Employment Agreement [Member]
Accounts payable related party						75,000			75,000
Short-term Promissory Note [Member]
Interest incurred														$ 5,000
Repayments for related party debt									105,000			105,000
Short-term promissory note advance funds				$ 100,000
Debt instrument due date			Aug. 31, 2019	Aug. 31, 2018
Senior Management Team [Member]
Convertible promissory note		$ 3,600,000
Convertible Promissory Note [Member]
Debt instrument, convertible, beneficial conversion feature									1,000,000
Debt discount, unamortized						$ 2,600,000			2,600,000
Amortization of debt discount									903,285
Convertible Promissory Note [Member] | January of 2020 Through June of 2020 [Member]
Repayments for related party debt		50,000
Convertible Promissory Note [Member] | July of 2020 [Member]
Repayments for related party debt		100,000
Convertible Promissory Note [Member] | Lender [Member]
Proceeds from convertible debt		1,000,000
Cash		900,000
Due to related party		100,000
Debt conversion, converted instrument, amount		$ 2,600,000
Debt instrument, convertible, conversion price		$ 0.005
Majority Shareholders and Other Related Parties [Member]
Proceeds from related parties									1,164,500			2,484,979
Interest incurred									714,999			769,999
Repayments for related party debt									1,649,500			1,292,160
Settlement of debt									$ 1,880			$ 1,880

[1]	We periodically receive advances for operating funds from our current majority shareholders and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand and are unsecured. During the nine months ended December 31, 2019, we received $1,164,500 in cash proceeds from advances, incurred $714,999 in interest expense on the advances, and repaid related parties $1,649,500. Also during the nine months ended December 31, 2019 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018.
[2]	We periodically receive advances for operating funds from our current majority shareholders, officers, directors and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no set interest rates associated with them, and are unsecured. During the year ended March 31, 2020, we received $2,484,979 in cash proceeds from advances, incurred $769,999 in interest, and repaid related parties a total of $1,292,160. Also during the year ended March 31, 2020 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018, settled $100,000 by issuing APEX units, and settled $500,000 with the issuance of common stock.
[3]	We entered into a $3,600,000 convertible promissory note with a member of the senior management team on July 23, 2019. We received proceeds of $1,000,000 from the note, including $900,000 in cash and $100,000 which offset amounts owing to the lender. In accordance with the terms of the note we are required to repay a monthly minimum payment of $50,000 beginning January of 2020 through June of 2020 and a monthly minimum payment of $100,000 beginning July of 2020 until the total principal amount has been repaid. The lender has the right to convert up to $2,600,000 of the outstanding and unpaid principal amount into shares of our common stock at a conversion price of $0.005 per share, subject to adjustment. During the nine months ended December 31, 2019 we recorded a beneficial conversion feature of $1,000,000 as a debt discount (see Note 8). Additionally, we recorded $2,600,000 as a debt discount, representing the difference between the face value of the note and the proceeds received. During the nine months ended December 31, 2019 we amortized $903,285 of the debt discount into interest expense.
[4]	During the nine months ended December 31, 2019 we entered into an employment agreement with Jayme McWidener as our Chief Financial Officer. At the date we entered into the employment agreement we owed her firm, Mac Accounting Group, LLP, $75,000, which was reclassified as a related party accounts payable balance on our balance sheet.
[5]	During the year ended March 31, 2020 we entered into an employment agreement with Jayme McWidener as our Chief Financial Officer. At the date we entered into the employment agreement we owed her firm, Mac Accounting Group, LLP, $75,000, which was reclassified as a related party accounts payable balance on our balance sheet. We made repayments on the liability of $20,000 since the date we entered into the employment agreement.